CONSOLIDATED BALANCE SHEETS (USD $)	Jul. 31, 2012	Jul. 31, 2011
Assets
Buildings and improvements	$ 68,160,718	$ 65,575,947
Improvements to leased property	1,478,012	3,445,698
Fixtures and equipment	167,687	533,341
Land	6,067,805	6,067,805
Other	219,385	209,864
Construction in progress	72,467	1,554,457
Property, Plant and Equipment, Gross	76,166,074	77,387,112
Less accumulated depreciation and amortization	31,906,695	32,696,221
Property and equipment-net	44,259,379	44,690,891
Current Assets:
Cash and cash equivalents (Notes 10 and 11)	1,340,203	2,656,354
Marketable securities (Notes 1, 2 and 11)	226,397	619,096
Receivables (Notes 1, 7 and 11)	276,585	264,857
Income taxes refundable	0	315,577
Deferred income taxes (Notes 1 and 5)	599,000	331,000
Security deposits	217,022	128,704
Prepaid expenses	1,220,333	1,197,574
Total current assets	3,879,540	5,513,162
Other Assets:
Deferred charges (Notes 1 and 12)	3,594,846	3,468,585
Less accumulated amortization (Notes 1 and 12)	1,888,642	1,565,380
Net	1,706,204	1,903,205
Receivables (Notes 1, 7 and 11)	120,000	150,000
Security deposits	989,873	1,145,434
Unbilled receivables (Notes 1, 7 and 11)	2,214,540	1,606,099
Marketable securities (Notes 1, 2 and 11)	2,215,209	1,332,460
Total other assets	7,245,826	6,137,198
TOTAL ASSETS	55,384,745	56,341,251
Liabilities and Shareholders' Equity
Mortgages and term loan payable (Notes 4 and 11)	5,591,597	5,750,259
Note payable-related party (Notes 11 and 14)	1,000,000	1,000,000
Security deposits payable (Note 11)	743,894	836,235
Payroll and other accrued liabilities (Notes 1, 6 and 8)	28,457	85,570
Total long-term debt	7,363,948	7,672,064
Deferred Income Taxes (Notes 1 and 5)	3,282,000	2,091,000
Current Liabilities:
Accounts payable	85,083	142,593
Payroll and other accrued liabilities (Notes 1, 6 and 8)	1,483,944	1,511,225
Income taxes payable	79,362	0
Other taxes payable	4,287	3,376
Current portion of long-term debt (Notes 4, 11 and 14)	158,662	3,346,267
Current portion of security deposits payable (Note 11)	217,022	141,704
Total current liabilities	2,028,360	5,145,165
Total liabilities	12,674,308	14,908,229
Shareholders' Equity:
Common stock, par value $1 each share (shares-5,000,000 authorized; 2,178,297 issued)	2,178,297	2,178,297
Additional paid in capital	3,346,245	3,346,245
Unrealized gain on available-for-sale securities - net of deferred taxes of $110,000 at July 31, 2012 and $64,000 at July 31, 2011. (Notes 1, 2, 5 and 11)	133,477	126,415
Retained earnings	38,340,270	37,069,917
Stockholders' Equity before Treasury Stock	43,998,289	42,720,874
Less common stock held in treasury, at cost - 162,517 shares at July 31, 2012 and July 31, 2011 (Note 13)	1,287,852	1,287,852
Total shareholders' equity	42,710,437	41,433,022
Commitments (Notes 6 and 7) and Contingencies (Note 15)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 55,384,745	$ 56,341,251